Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	4,713,163	4,876,673	4,073,451
Number of options, granted	894,324	756,516	1,935,997
Number of options, exercised	(393,055)	(876,309)	(990,934)
Number of options, forfeited in the year	(35,714)	(42,443)	(133,581)
Number of options, cancelled/expired	(1,756)	(1,274)	(8,260)
Number of options, outstanding at end of year	5,176,962	4,713,163	4,876,673
Exercisable at end of year	2,290,139	1,898,125	1,988,449
Number of options, available for grant | shares	10,133,844	10,990,698	1,777,497
Weighted average exercise price, outstanding at beginning of year	$ 91.05	$ 84.28	$ 86.92
Weighted average exercise price, granted	111.50	120.02	75.83
Weighted average exercise price, exercised	58.60	67.84	76.78
Weighted average exercise price, forfeited in the year	110.42	103.98	99.77
Weighted average exercise price, cancelled/expired	45.63	45.08	58.99
Weighted average exercise price, outstanding at end of year	96.93	91.05	84.28
Weighted average exercise price, exercisable at end of year	$ 80.27	$ 71.89	$ 64.28